Events After the Reporting Period - Additional Information (Details) - Treasury Shares [Member] - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		3,975,516	1,602,601
ATM [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		691,133
Share price		$ 5.14
Proceeds from sale of treasury shares		$ 3.6
ATM [Member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued	1,731,922
Share price	$ 3.65
Proceeds from sale of treasury shares	$ 6.3